Deferred Government Grants	12 Months Ended
Dec. 31, 2016
Deferred Revenue Disclosure [Abstract]
Deferred Government Grants
18.	DEFERRED GOVERNMENT GRANTS

During the years ended December 31, 2014, 2015 and 2016, the Company received RMB20,920, RMB10,160 and nil, respectively, in government grants from the relevant PRC government authorities. The government grants received during the year ended December 31, 2014, 2015 and 2016 are required to be used in construction of property and equipment. These grants are initially deferred and subsequently recognized in the statement of operations when the Company has complied with the conditions or performance obligations attached to the related government grants, if any, and the grants are no longer refundable. Grants that subsidize the construction cost of property and equipment are amortized over the life of the related assets as a reduction of the associated depreciation expense.

Movements of deferred government grants are as follows:

	For the year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB	US$
Balance at beginning of the year	18,046	33,572	37,620	5,418
Additions	20,920	10,160	—	—
Recognized as a reduction of depreciation expense	(5,394)	(6,112)	(6,627)	(954)

Balance at end of the year	33,572	37,620	30,993	4,464